SHARE CAPITAL AND TREASURY STOCK	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SHARE CAPITAL AND TREASURY STOCK

NOTE 20 — SHARE CAPITAL AND TREASURY STOCK

Ordinary stock

The Company was established under the laws of Cayman Islands on November 25, 2013. By an ordinary resolution passed at the extraordinary general meeting held on April 8, 2021, the Company’s authorized ordinary share capital was increased to 2,000,000,000 ordinary shares by the creation of an additional 1,220,000,000 ordinary shares of HK$0.01 each, ranking pari passu with the existing ordinary shares of the Company in all respects. The original authorized number of Ordinary Stock was 2,000,000,000 shares (2021: 2,000,000,000 shares) with a par value of HK$0.01 per share.

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000

Issued and fully paid ordinary stock	5,091	6,835	876

A summary of movements in the Company’s ordinary stock is as follows:

	Note	Number of issued and fully paid shares	Par value of shares	Additional paid-in capital
			HK$’000	HK$’000
As of January 1, 2021		482,290,000	4,823	355,685
Issue of ordinary shares upon conversion of convertible notes	1)	26,826,921	268	17,169
Issuance of warrants subscription rights associated with convertible notes		-	-	12,490
Beneficial conversion feature associated with convertible notes		-	-	40,935
Fair value of subscription rights from trouble debt Restructuring		-	-	2,166
Equity-settled share-based transactions	2)	-	-	7,687
As of January 1, 2022		509,116,921	5,091	436,132
Issue of ordinary shares upon conversion of convertible notes	1)	50,553,843	506	32,355
Issue of ordinary shares from public offering	3)	108,000,000	1,080	84,833
Issue of ordinary shares upon exercise of share options	2)	15,822,308	158	10,126
Issuance of warrants subscription rights associated with convertible notes		-	-	17,405
Beneficial conversion feature associated with convertible notes		-	-	36,148
As of December 31, 2022		683,493,072	6,835	616,999

Note:

1)	Issue of ordinary shares upon conversion of convertible notes

On March 5, 2021, the Company allotted and issued a total of 5,961,538 conversion shares to convertible notes holders. On November 10,2021, the Company allotted and issued a total of 20,865,383 conversion shares to the convertible note holders.

On February 15, 2022, March 31, 2022, September 30, 2022, October 26, 2022 and December 30, 2022, the Company allotted and issued total of 2,384,615, 17,884,614, 119,230, 357,692 and 29,807,692 conversion shares, respectively, to convertible notes holders.

2)	Share options

On January 28, 2021, the Board of Directors of the Company approved 25,500,000 share options to be granted and 25,500,000 share options were granted, accepted and vested to certain directors and employees under the Share Option Scheme. The exercise price of the options is HK$0.65. These share options granted were vested on January 28, 2021 with an exercise period from January 28, 2021 to January 27, 2026. The fair value at grant date is estimated using a binomial pricing model, taking into account the terms and conditions upon which the options were granted. The fair value in excess of the par value of these shares of approximately HK$7,687,000 was credited to additional paid in capital. The fair value at grant date is estimated using market price of shares at grant date which shares were granted.

On May 10, 2022, May 11, 2022, June 6, 2022 and November 30, 2022, the directors exercised their share options under the Company’s share option scheme, the Company allotted and issued 4,000,000, 5,961,538, 2,038,462 and 3,882,308 shares, respectively.

3)	Issue of ordinary shares from public offering

On August 17, 2022, the Company began its American Depositary Shares (ADSs) trading on the NYSE American Exchange under the ticker symbol “GRFX”. On August 19, 2022, the Company closed its upsized public offering of 4,695,653 American Depositary Shares (ADSs), each ADS representing 20 ordinary shares, 93,913,060 shares and representing par value HK$0.01 per share, of the Company, at a public offering price of $2.50 per ADS, for aggregate gross proceeds of approximately $11.7 million before deducting underwriting discounts, commissions, and other offering expenses. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 704,347 ADSs at the public offering price per ADS, less the underwriting discounts and commissions, to cover over-allotments. On August 26, 2022, the underwriter exercised the over-allotment option and the Company issued 704,347 ADSs, representing 14,086,940 shares to the underwriter.

The gross proceeds and the net proceeds (after deducting offering expenses of HK$19,387,000 raised from the offering) are approximately HK$105,300,000 and approximately HK$85,913,000 million, respectively.

Treasury stock

A summary of movements in the Company’s treasury stock is as follows:

	Number of issued and fully paid shares	Par value of shares	Additional paid-in premium account
		HK$’000	HK$’000
As of January 1, 2020, December 31, 2020 and January 1, 2021	(9,881,275)	(99)	(13,042)
Equity-settled share-based transactions	9,931,275	99	5,760
As of January 1, 2022 and as of December 31, 2022	50,000	-	(7,282)

On January 28, 2021, the Board of Directors of the Company approved 9,931,275 shares to be granted and 9,931,275 shares were granted, accepted and vested to certain directors and other participants. The fair value of the 9,931,275 shares at grant date was approximately HK$5,859,000 (HK$0.59 each). The fair value in excess of the par value of these shares of approximately HK$5,760,000 was credited to additional paid in capital. The fair value at grant date is estimated using market price of shares at grant date which shares were granted.

Preference shares

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000

Issued and fully paid preference shares	-	3,236	415

A summary of movements in the Company’s preference shares is as follows:

	Number of issued and fully paid preference shares	Par value of shares	Additional paid-in premium account
		HK$’000	HK$’000
As of January 1, 2021 and 2022
Issue of preference shares upon conversion of promissory note	323,657,534	3,236	181,249
As of December 31, 2022	323,657,534	3,236	181,249

On March 25, 2022, the Company issued 323,657,534 preference shares at the price of HK$0.73 per preference share to the promissory note holder for setting off against the Company’s obligation to repay part of the extended promissory note amounting to HK$236,270,000, which has a fair value of HK$184,485,000 as at March 25, 2022.

Warrant

	Number of securities to be issued upon exercise of outstanding warrants	Weighted- Average Exercise Price	Weighted Average Remaining Contractual Life in Years
		HK$’000	HK$’000
As of January 1, 2021	-	-	-
New warrants issued (note (a))	48,228,846	0.65	3.3 year
As of December 31, 2021 and January 1, 2022	48,228,846
New warrants issued (note (b))	41,194,230	0.65	4.0 year
As of December 31, 2022	89,423,076

The estimated fair value of warrants is determined using Binomial Option Pricing Model with the following weighted-average assumptions for the year ended December 31, 2021 and 2022

	2021		2022
Volatility (%)		73.33%		56.17%
Risk-free interest rate (%)		0.63%		1.49%
Warrant Value per share	HK$	0.323	HK$	0.626

Note:

(a)	Pursuant to the Subscription Agreement entered into between the Group and Lexinter International Inc. (“Lexinter”) on January 19, 2021, the Company shall issue the Convertible Notes and Warrants in tranches up to the aggregate principal amount not exceeding the total Commitment of US$15,000,000 (equivalent to HK$116,250,000) but not less than the Minimum Commitment of US$5,000,000 (equivalent to HK$38,750,000) which are secured by the Share Charge. On September 10, 2021, the Initial Warrant is issued by the Company to the Subscriber at the Warrant Purchase Price of US$1.00, which entitles the Warrantholder to exercise the Warrant Subscription Right of up to an Initial Warrant Amount of US$4,045,000 worth of Warrant Shares equivalent to 48,228,846 Warrant Shares at the initial Warrant Exercise Price of HK$0.65 per Warrant Share.

(b)	On January 10, 2022, the Initial Warrant is issued by the Company to the Subscriber at the Warrant Purchase Price of US$1.00, which entitles the Warrantholder to exercise the Warrant Subscription Right of up to an Initial Warrant Amount of US$3,455,000 worth of Warrant Shares equivalent to 41,194,230 Warrant Shares at the initial Warrant Exercise Price of HK$0.65 per Warrant Share.

Share award scheme

On August 21, 2014, the Company adopted a share award scheme. The specific objectives of the share award scheme are (i) to recognize the contributions by certain employees and to provide them with incentives in order to retain them for the continual operation and development of the Group; and (ii) to attract suitable personnel for further development of the Group.

Subject to any early termination as may be determined by the board of directors of the Company (the “Board”) pursuant to the rules of the share award scheme (the “Scheme Rules”), the share award scheme shall be valid and effective for a term of 10 years commencing on August 21, 2014.

The share award scheme shall be subject to the administration of the Company’s board of directors (the “Board”) and the trustee in accordance with the Scheme Rules and the trust deed as appointed by the Company. The trustee shall hold the trust fund in accordance with the terms of the trust deed.

The board of directors may from time to time cause to be paid the fund to the trust by way of settlement or otherwise contribution by the Company or any subsidiary as directed by the Board which shall constitute part of the trust fund, for the purchase of the Company’s shares and other purposes set out in the Scheme Rules and the trust deed. Subject to the Scheme Rules, the Board may from time to time instruct the trustee in writing to purchase the Company’s shares. Once purchased, the Company’s shares are to be held by the trustee for the benefit of employees under the trust on and subject to the terms and conditions of the share award scheme and the trust deed. On each occasion, when the Board instructs the trustee to purchase the Company’s shares, it shall specify the maximum amount of funds to be used and the range of prices at which such shares of the Company are to be purchased. The trustee may not incur more than the maximum amount of funds or purchase any shares of the Company at a price falling outside the range of prices so specified unless with the prior written consent of the Board.

Subject to the provision of the share award scheme, the Board may, from time to time at its absolute discretion, select any eligible person who contributes to the success of the Group’s operations (“Eligible Person”) other than those excluded for participation in the share award scheme, and grant awarded shares to the selected Eligible Person at no consideration in a number and on terms and conditions as it may determine at its absolute discretion.

Subject to the terms and conditions of the share award scheme and the fulfilment of all vesting conditions to the vesting of the awarded shares on such selected Eligible Person as specified in the share award scheme and the grant notice, the respective awarded shares held by the trustee on behalf of the selected Eligible Person pursuant to the provision hereof shall vest to such selected Eligible Person in accordance with the vesting schedule (if any) as set out in the grant notice, and the trustee shall cause the awarded shares to be transferred to such selected Eligible Person on the vesting date.

Prior to the vesting date, any award made pursuant to the share award scheme shall be personal to the selected Eligible Person to whom it is made and shall not be assignable and no selected Eligible Person shall in any way sell, transfer, charge, mortgage, encumber or create any interest in favor of any other person over or in relation to the awarded shares referable to him/her pursuant to such award.

The Board may at its discretion, with or without further conditions, grant additional shares of the Company or cash award out of the trust fund representing all or part of the income or distributions (including but not limited to cash income or dividends, cash income or net proceeds from sales of non-cash and non-scrip distributions, bonus shares and scrip dividends) declared by the Company or derived from such awarded shares during the period from the date of award to the vesting date to a selected Eligible Person upon the vesting of any awarded shares.

On January 28, 2021, the Group granted an aggregate 9,931,275 shares at grant date was approximately HK$5,859,000 to 10 selected participants pursuant to the Company Share Award Scheme. The vesting date of the shares was January 28, 2021.

On February 6, 2023, the Board has terminated the share award scheme.

EIL Share Award Scheme

On January 19, 2021, Earthasia (International) Limited, an indirect wholly-owned subsidiary of the Company, also adopted a share award scheme (the “EIL Share Award Scheme”). The purposes and objectives of the EIL Share Award Scheme are to recognize the contributions made or to be made by certain participants and to provide them with incentives in order to retain them for the continual operation and development of the Earthasia (International) Limited group and to attract suitable personnel for further development of the Earthasia (International) Limited group.

On January 28, 2021, 100 shares were granted, accepted and vested to certain directors. Earthasia (International) Limited has allotted 100 new shares under the EIL Share Award Scheme, which represented approximately 1.96% of its enlarged shares in issue at that date. The fair value of the shares granted was approximately HK$521,000. For the year ended December 31, 2021 and 2022, the Company recorded share-based payment for service of approximately HK$521,000 and HK$nil in the consolidated statement of operations and comprehensive loss, respectively.

Share Option Scheme

A share option scheme (the “Share Option Scheme”) was conditionally approved by the Company on June 3, 2014 for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations and the Share Option Scheme became effective on June 25, 2014. Eligible participants of the Share Option Scheme are the directors, including independent non-executive directors, of the Company and any entity in which the Group holds at least 20% of its shares (the “Invested Entity”), other employees of the Group or the Invested Entity, suppliers of goods or services to the Group or the Invested Entity, the customers of the Group or the Invested Entity, person that provides technological support to the Group or the Invested Entity, shareholders of the Group or the Invested Entity, holders of any securities issued by the Group or the Invested Entity, the advisor or consultant to the Group or the Invested Entity, and any non-controlling shareholder in the Company’s subsidiaries.

The maximum number of unexercised share options currently permitted to be granted under the Share Option Scheme is an amount equivalent, upon their exercise, to 10% of the shares of the Company in issue from time to time. The maximum number of shares issuable under share options to each eligible participant in the scheme within any 12-month period is limited to 1% of the shares of the Company in issue from time to time. Any further grant of share options in excess of this limit is subject to shareholders’ approval in a general meeting.

Share options granted to a director, chief executive or substantial shareholder of the Company, or to any of their associates, are subject to approval in advance by the independent non-executive directors. In addition, any share options granted to a substantial shareholder or an independent non-executive director of the Company, or to any of their associates, in excess of 0.1% of the shares of the Company in issue at any time or with an aggregate value (based on the price of the Company’s shares at the date of grant) in excess of HK$5 million, within any 12-month period, are subject to shareholders’ approval in advance in a general meeting.

The offer of a grant of share options may be accepted within 21 days from the date of offer, upon payment of a nominal consideration of HK$1 in total by the grantee. The exercise period of the share options granted is determinable by the directors which shall not exceed ten years from the offer date subject to the provisions of early termination thereof.

The exercise price of share options is determinable by the directors, but may not be less than the highest of the closing price of the shares on the HK Stock Exchange as stated in the HK Stock Exchange’s daily quotation sheet on the offer date; (ii) the average of the closing prices of the shares as stated in the stock exchange’s daily quotation sheets for the five trading days immediately preceding the offer date; and (iii) the par value of the shares on the offer date.

Share options do not confer rights on the holders to dividends or to vote at shareholders’ meetings.

On January 28, 2021, the Board of Directors of the Company approved 25,500,000 share options to be granted and 25,500,000 share options were granted, accepted and vested to certain directors and employees under the Share Option Scheme. The exercise price of the options is HK$0.65. These share options granted were vested on January 28, 2021 with an exercise period from January 28, 2021 to January 27, 2026. The fair value at grant date is estimated using a binomial pricing model, taking into account the terms and conditions upon which the options were granted.

ASC Topic 718, Compensation — Stock Compensation, using a modified prospective application transition method, which establishes accounting for stock-based awards in exchange for employee services. Under this application, the Company is required to record stock-based compensation expense for all awards granted. It requires that stock-based compensation cost is measured at grant date, based on the fair value of the award, and recognized as expense over the requisite services period

The fair value of options granted during the year ended December 31, 2021 was estimated on the date of grant using the following assumptions:

	Directors	Employee
Dividend yield (%)	—	—
Expected volatility (%)	73.28%	73.28%
Risk-free interest rate (%)	0.73%	0.73%
Exercise multiple	2.8	2.2
Fair value of the share options (HK$ per share)	0.30	0.28

Since the binomial model requires input of highly subjective assumptions, any change in the subjective input assumptions may materially affect the estimation of the fair value of an option.

There were 25,500,000 share options granted, accepted and vested to certain directors and employees during the year ended December 31, 2021. The fair value of the share options granted during the year ended December 31, 2021 was approximately HK$7.7 million. For the year ended December 31, 2022, the Group recognized share-based payment for service of approximately HK$nil (2021: HK$7,687,000) in the consolidated statements of operations and comprehensive loss.

	Exercise period	Number of options	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years
As of January 1, 2021		-
New share options granted under the scheme (note(a))	January 28, 2021 to January 27, 2026	25,500,000
Exercised		-
Forfeited/expired/cancelled		-
As of December 31, 2021 and January 1, 2022		25,500,000
Exercised		(15,822,308)
Forfeited/expired/cancelled		-
As of December 31, 2022		9,677,692	HK$	0.65	3.08

On January 28, 2021, 25,500,000 share options were granted and accepted by certain eligible participants under the share option scheme. Each share options gives the holder the right to subscribe for one ordinary share of the Company. The share options were vested on January 28, 2021. On May 10, 2022, May 11, 2022, June 6, 2022 and November 30, 2022, the directors exercised their share options under the Company’s share option scheme, the Company allotted and issued 4,000,000, 5,961,538, 2,038,462 and 3,882,308 shares, respectively.

On January 9, 2023, the Board of GGL resolved to terminate the share option scheme.

Restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Group’s subsidiary incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s subsidiaries in the PRC are required to annually appropriate 10% of their net after-tax income to the statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, the Group’s subsidiary incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. There are no significant differences between US GAAP and PRC accounting standards in connection with the reported net assets of the legally owned subsidiary in the PRC. Even though the Group currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Group may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to our shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Group’s subsidiary to satisfy any obligations of the Group.